Condensed Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Adjustments to LIFO reserve		$ 359			$ 606	$ 1,276
Predecessor [Member]
Adjustments to LIFO reserve	$ 148						$ 3,772